RELATED PARTY TRANSACTIONS - Other Income From Related Parties (Details) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Other income from related parties	$ 2,830	$ 2,741	$ 4,216
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Other income from related parties	133	2,281	2,214
Hollycon [Member]
Related Party Transaction [Line Items]
Other income from related parties	2,443	460	880
Beijing Digital [Member]
Related Party Transaction [Line Items]
Other income from related parties	254	0	0
China Techenergy [Member]
Related Party Transaction [Line Items]
Other income from related parties	$ 0	$ 0	$ 1,122